Consolidated Schedule of Investments (Unaudited)	2
Notes to the Consolidated Schedule of Investments (Unaudited)	12

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Class A Equity Shares
Art (a) (b) (c)- 96.0%
Masterworks 040, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xLxixdxlxexsxsx xExyxex, 2016
(Cost: $94,176, Acquisition Date: 03/28/2023)	4,153	$80,476
(Cost: $—, Acquisition Date: 03/05/2024)(d)	3,386	65,613
Masterworks 041, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xZxixexgxex, 1984
(Cost: $437,337, Acquisition Date: 03/28/2023)	22,709	428,246
Masterworks 042, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xDxaxrxkx xMxixlxkx, 1986
(Cost: $362,749, Acquisition Date: 03/28/2023)	19,173	407,304
(Cost: $—, Acquisition Date: 03/05/2024)(d)	17,605	373,994
Masterworks 043, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1983
(Cost: $575,705, Acquisition Date: 03/28/2023)	31,752	426,169
Masterworks 044, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xMxixsxsxixsxsxixpxpxix, 1982
(Cost: $632,411, Acquisition Date: 03/28/2023)	33,233	617,552
Masterworks 046, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xGxrxexexnx xaxnxdx xOxrxaxnxgxex, 1958
(Cost: $746,610, Acquisition Date: 03/28/2023)	30,512	693,818
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,095	24,899
Masterworks 047, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xLxixsxtxexnxixnxgx xtxox xVxoxixcxexsx, 2010
(Cost: $169,134, Acquisition Date: 03/28/2023)	8,308	165,887
Masterworks 048, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx, 2007
(Cost: $50,527, Acquisition Date: 03/28/2023)	1,939	43,827
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,501	33,927
Masterworks 049, xLxLxCx-xTxexhx-xCxhxuxnx,x xCxhxux;x xPxrxixnxtxexmxpxsx xHxixvxexrxnxaxlx, 1986-1987
(Cost: $1,218,133, Acquisition Date: 03/28/2023)	66,573	1,070,560
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,485	39,961
Masterworks 050, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xKxoxsxhxax, 1992
(Cost: $609,429, Acquisition Date: 03/28/2023)	32,961	654,619
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,208	23,991
Masterworks 053, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1997
(Cost: $439,150, Acquisition Date: 03/28/2023)	25,277	357,361
(Cost: $—, Acquisition Date: 03/05/2024)(d)	906	12,809

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 054, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x x1x2x xHxaxwxkxsx xaxtx x 3x xOx’xCxlxoxcxkx, 1962
(Cost: $2,114,770, Acquisition Date: 03/28/2023)	101,421	$2,407,643
(Cost: $—, Acquisition Date: 03/05/2024)(d)	23,820	565,465
Masterworks 055, xLxLxCx-xMxaxrxtxixnx,x xAxgxnxexsx;x xUxnxtxixtxlxexdx x#x1x2x, 1988
(Cost: $1,405,369, Acquisition Date: 03/28/2023)	58,251	1,187,021
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,024	41,244
Masterworks 056, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xUxnxtxixtxlxexdx, 1967
(Cost: $1,098,247, Acquisition Date: 03/28/2023)	65,886	1,000,947
Masterworks 057, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xTxhxrxoxuxgxhx, 1970
(Cost: $364,983, Acquisition Date: 03/28/2023)	18,030	309,813
(Cost: $—, Acquisition Date: 03/05/2024)(d)	642	11,032
Masterworks 058, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xAxlxlx xCxoxlxoxrxexdx x Cxaxsxtx xIxIx, 1982
(Cost: $2,001,894, Acquisition Date: 03/28/2023)	92,500	1,963,553
(Cost: $—, Acquisition Date: 03/05/2024)(d)	36,469	774,149
Masterworks 059, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1984
(Cost: $677,421, Acquisition Date: 03/28/2023)	42,995	541,234
Masterworks 062, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 9x0x8x-x8x, 2009
(Cost: $690,102, Acquisition Date: 03/28/2023)	30,512	541,838
(Cost: $—, Acquisition Date: 03/05/2024)(d)	981	17,421
Masterworks 063, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xPxlxaxaxox)x, 2010
(Cost: $513,217, Acquisition Date: 03/28/2023)	29,125	405,699
Masterworks 064, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1985
(Cost: $1,520,910, Acquisition Date: 03/28/2023)	85,303	1,389,364
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,579	42,005
Masterworks 066, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex, 2018
(Cost: $673,318, Acquisition Date: 03/28/2023)	31,212	633,654
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,003	20,362

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
2

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 068, xLxLxCx-xWxoxux-xKxix,x xZxaxox;x x2x2x.x0x1x.x6x8x, 1968
(Cost: $882,600, Acquisition Date: 03/28/2023)	50,317	$837,924
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,555	25,895
Masterworks 071, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xDxoxlxlxaxrx xSxixgxnx, 1981
(Cost: $207,857, Acquisition Date: 03/28/2023)	10,408	112,143
(Cost: $—, Acquisition Date: 03/05/2024)(d)	348	3,750
Masterworks 072, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xUxnxtxixtxlxexdx xPxixnxkx x(xSxfxmxoxmxax xBxexnxexfxixtx)x, 2016
(Cost: $731,142, Acquisition Date: 03/28/2023)	36,060	716,390
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,206	23,959
Masterworks 073, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxaxcxixfxixcx-xOxcxexaxnx, 2015
(Cost: $551,940, Acquisition Date: 03/28/2023)	32,599	263,498
Masterworks 074, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xRxexdx xRxaxbxbxixtx, 1982
(Cost: $1,200,489, Acquisition Date: 03/28/2023)	53,187	1,177,284
(Cost: $—, Acquisition Date: 03/05/2024)(d)	15,219	336,870
Masterworks 075, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 9x4x0x-x7x, 2015
(Cost: $785,686, Acquisition Date: 06/09/2023)	39,201	769,927
(Cost: $—, Acquisition Date: 03/05/2024)(d)	12,131	238,259
Masterworks 076, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x8x1x xxx x8x1x xcxmx,x x 1x7x xFxéxvxrxixexr 2016
(Cost: $242,917, Acquisition Date: 03/28/2023)	11,795	179,765
(Cost: $—, Acquisition Date: 03/05/2024)(d)	388	5,913
Masterworks 079, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xSxexax xixnx xtxhxex xExvxexnxixnxgx xGxlxoxwx, 1995
(Cost: $465,218, Acquisition Date: 03/28/2023)	27,051	310,827
Masterworks 080, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xAxtxmxoxsxpxhxexrxex, 1980
(Cost: $145,237, Acquisition Date: 06/09/2023)	6,855	142,812
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,891	60,229
Masterworks 083, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1991
(Cost: $754,102, Acquisition Date: 03/28/2023)	36,435	778,135
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,100	23,492

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 084, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xOxhxnxex xTxixtxexlx, 2008
(Cost: $232,897, Acquisition Date: 03/28/2023)	12,032	$191,516
(Cost: $—, Acquisition Date: 03/05/2024)(d)	371	5,905
Masterworks 088, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 5x7x6x-x2x, 1985
(Cost: $683,510, Acquisition Date: 06/09/2023)	40,312	635,974
Masterworks 089, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xMxixnxexrxaxlx xKxixnxgxdxoxmx, 1976
(Cost: $172,725, Acquisition Date: 06/09/2023)	7,132	169,758
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,866	68,217
Masterworks 090, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1995
(Cost: $1,234,403, Acquisition Date: 06/09/2023)	60,675	1,213,998
(Cost: $—, Acquisition Date: 03/05/2024)(d)	6,318	126,412
Masterworks 091, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1990
(Cost: $735,178, Acquisition Date: 06/09/2023)	34,671	722,901
(Cost: $—, Acquisition Date: 03/05/2024)(d)	10,023	208,983
Masterworks 092, xLxLxCx-xBxaxnxkxsxyx;x xSxuxnxfxlxoxwxexrxsx xfxrxoxmx xPxextxrxoxlx x Sxtxaxtxixoxnx, 2005
(Cost: $1,050,648, Acquisition Date: 06/09/2023)	53,930	1,029,028
(Cost: $—, Acquisition Date: 03/05/2024)(d)	20,152	384,516
Masterworks 093, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xRxixpxex, 1967
(Cost: $3,623,072, Acquisition Date: 03/28/2023)	184,091	3,542,205
(Cost: $—, Acquisition Date: 03/05/2024)(d)	18,090	348,081
Masterworks 095, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixkxexnx-xsxexix xKxexnxdxoxsxhxixnx, 1961
(Cost: $535,685, Acquisition Date: 06/09/2023)	28,793	524,660
(Cost: $—, Acquisition Date: 03/05/2024)(d)	4,887	89,050
Masterworks 096, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xVxaxrxixextxixexsx xoxfx xIxnxtxexrxnxaxlx xTxoxrxmxexnxtx, 1998
(Cost: $608,673, Acquisition Date: 06/09/2023)	31,226	675,112
(Cost: $—, Acquisition Date: 03/05/2024)(d)	5,088	110,004
Masterworks 097, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xGxoxdx, 2015
(Cost: $377,567, Acquisition Date: 06/09/2023)	15,559	360,784
(Cost: $—, Acquisition Date: 03/05/2024)(d)	5,701	132,195

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
3

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 098, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xBxCxOx)x, 2013
(Cost: $368,614, Acquisition Date: 06/09/2023)	15,747	$256,575
Masterworks 099, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xMxaxrxyx xMxaxgxdxaxlxexnxex, 2009
(Cost: $53,196, Acquisition Date: 06/09/2023)	2,149	35,332
(Cost: $—, Acquisition Date: 03/05/2024)(d)	837	13,761
Masterworks 101, xLxLxCx-xRxoxtxhxkxox,x xMxaxrxkx;x xUxnxtxixtxlxexdx, 1968
(Cost: $1,290,775, Acquisition Date: 06/09/2023)	68,359	1,264,211
(Cost: $—, Acquisition Date: 03/05/2024)(d)	9,358	173,064
Masterworks 103, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x xCxoxlxlxaxbxoxrxaxtxixoxnx xAxpxpxrxoxpxrxixaxtxixoxnx x6x, 2015
(Cost: $165,823, Acquisition Date: 06/09/2023)	7,780	202,913
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,947	76,862
Masterworks 104, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1999
(Cost: $75,114, Acquisition Date: 06/09/2023)	4,234	73,568
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,270	39,443
Masterworks 105, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xSxhxaxdxoxwxexdx xPxlxaxcxex, 1985
(Cost: $362,980, Acquisition Date: 06/09/2023)	25,947	355,513
Masterworks 106, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx x(xBxuxixsxsxoxnxnxixexrxex)x, 1962
(Cost: $763,793, Acquisition Date: 06/09/2023)	33,288	749,273
(Cost: $—, Acquisition Date: 03/05/2024)(d)	3,427	77,138
Masterworks 107, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x4x3x xXx x2x0x2x xCxmx,x x3x xJxaxnxvxixexr 2019
(Cost: $134,969, Acquisition Date: 06/09/2023)	6,575	119,737
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,154	39,226
Masterworks 108, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xAxrxcxaxnxex, 1972
(Cost: $718,620, Acquisition Date: 05/26/2023)	35,931	728,738
(Cost: $—, Acquisition Date: 03/05/2024)(d)	444	9,005
Masterworks 109, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xNxox xHxoxpxexlxexsxsx, 2007
(Cost: $1,261,199, Acquisition Date: 06/09/2023)	63,991	1,198,436
(Cost: $—, Acquisition Date: 03/05/2024)(d)	8,361	156,586

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 110, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1982
(Cost: $472,042, Acquisition Date: 06/09/2023)	26,571	$336,237
Masterworks 111, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x x1x0x1x xKxoxpxfxex, 2005
(Cost: $430,233, Acquisition Date: 06/09/2023)	26,658	379,245
Masterworks 112, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x6x5x xCxmx,x x 1x3x xMxaxrxs 2015, 2015
(Cost: $50,937, Acquisition Date: 06/09/2023)	2,065	37,009
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,038	18,603
Masterworks 113, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx, 2001
(Cost: $145,469, Acquisition Date: 06/09/2023)	6,807	131,600
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,262	43,731
Masterworks 114, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xFxlxoxwxexrxsx, 1964
(Cost: $159,750, Acquisition Date: 06/09/2023)	8,118	149,611
(Cost: $—, Acquisition Date: 03/05/2024)(d)	4,476	82,491
Masterworks 115, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xJxAxAxTxOx)x, 2009
(Cost: $189,472, Acquisition Date: 06/09/2023)	9,039	93,850
Masterworks 116, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xPxrxoxmxixsxex xLxaxnxdx, 2012
(Cost: $1,191,769, Acquisition Date: 06/09/2023)	58,962	975,261
(Cost: $—, Acquisition Date: 03/05/2024)(d)	5,782	95,637
Masterworks 117, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx, 1984
(Cost: $609,702, Acquisition Date: 06/09/2023)	30,648	597,155
(Cost: $—, Acquisition Date: 03/05/2024)(d)	10,468	203,962
Masterworks 118, xLxLxCx-xLxixgxoxnx,x xGxlxexnxnx;x xSxtxrxaxnxgxexrx x#x5x5x, 2011
(Cost: $325,350, Acquisition Date: 06/09/2023)	18,848	318,656
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,573	26,594
Masterworks 120, xLxLxCx-xBxaxnxkxsxyx;x x Rxaxtx x&x xHxexaxrxtx, 2014
(Cost: $23,421, Acquisition Date: 06/09/2023)	1,362	15,293
(Cost: $—, Acquisition Date: 03/05/2024)(d)	877	9,847
Masterworks 121, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xMxyx xWxhxoxlxex xFxaxmxixlxyx xixsx xfxrxoxmx xPxhxixlxlxyx, 2014
(Cost: $1,927,648, Acquisition Date: 03/28/2023)	96,735	1,453,559
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,808	27,167

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
4

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 122, xLxLxCx-xBxaxnxkxsxyx;x xAxgxexnxcxyx xJxoxbx x(xGxlxexaxnxexrxsx)x, 2009
(Cost: $276,007, Acquisition Date: 06/09/2023)	16,718	$270,328
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,969	31,839
Masterworks 123, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xGxlxaxtxtx x(xSxmxoxoxtxhx)x, 2006
(Cost: $94,595, Acquisition Date: 06/09/2023)	5,298	83,384
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,554	24,458
Masterworks 124, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xBxlxuxex xQxuxixvxexrx, 1983
(Cost: $742,474, Acquisition Date: 03/28/2023)	41,460	725,028
(Cost: $—, Acquisition Date: 03/05/2024)(d)	879	15,371
Masterworks 125, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xTxrxaxnxsxpxaxrxexnxtx xFxixgxuxrxexsx, 2016
(Cost: $870,557, Acquisition Date: 06/09/2023)	35,072	974,735
(Cost: $—, Acquisition Date: 03/05/2024)(d)	3,681	102,304
Masterworks 126, xLxLxCx-xKxaxwxsx;x x Cxhxuxmx x(xKxCxOx9x)x, 2016
(Cost: $59,301, Acquisition Date: 06/09/2023)	2,964	53,783
(Cost: $—, Acquisition Date: 03/05/2024)(d)	718	13,028
Masterworks 127, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex x2x, 2019
(Cost: $545,341, Acquisition Date: 06/09/2023)	26,391	536,294
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,656	53,973
Masterworks 128, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xKxHxNx)x, 2011
(Cost: $176,823, Acquisition Date: 06/09/2023)	8,900	162,082
(Cost: $—, Acquisition Date: 03/05/2024)(d)	3,681	67,037
Masterworks 129, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixsxuxixsxexix xTxsxuxhxixexnx, 1961
(Cost: $551,913, Acquisition Date: 06/09/2023)	24,385	583,019
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,504	59,868
Masterworks 130, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xTxhxex xTxrxixpx, 2016
(Cost: $1,237,693, Acquisition Date: 03/28/2023)	62,190	725,894
Masterworks 131, xLxLxCx-xFxoxnxtxaxnxax,x xLxuxcxixox;x xCxoxnxcxextxtxox xSxpxaxzxixaxlxex,x xAxtxtxexsxex, 1964
(Cost: $170,827, Acquisition Date: 06/09/2023)	11,508	188,226

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)

Masterworks 132, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xSxexnxzxax xTxixtxoxlxox x (xIx xVxexrxbxix xIxrxrxexgxoxlxaxrxix,x xTxoxcxcxhxix xEx xRxixnxtxoxcxcxhxix, xPxexrx xNxuxoxvxix xDxexsxixdxexrxix)x

(Cost: $30,752, Acquisition Date: 06/09/2023)	1,557	$25,817
(Cost: $—, Acquisition Date: 03/05/2024)(d)	738	12,237
Masterworks 133, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 6x6x5x-x4x, 1988
(Cost: $264,379, Acquisition Date: 06/09/2023)	11,186	238,348
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,150	45,812
Masterworks 136, xLxLxCx-xPxrxixnxcxex,x xRxixcxhxaxrxdx;x xAxrxex xYxoxux xKxixdxdxixnxgx?x, 1988
(Cost: $495,240, Acquisition Date: 03/28/2023)	27,651	483,605
(Cost: $—, Acquisition Date: 03/05/2024)(d)	570	9,969
Masterworks 139, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx x(x2x2x/x8x7x)x, 1987
(Cost: $420,364, Acquisition Date: 03/28/2023)	25,085	362,195
(Cost: $—, Acquisition Date: 03/05/2024)(d)	553	7,985
Masterworks 140, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xTxixnxcxtx, 1972
(Cost: $784,968, Acquisition Date: 03/28/2023)	39,392	726,794
(Cost: $—, Acquisition Date: 03/05/2024)(d)	735	13,561
Masterworks 142, xLxLxCx-xUxexcxkxexrx,x xGxuxnxtxhxexrx;x xFxexlxdx x8x3x/x8x4x, 1983-84
(Cost: $412,641, Acquisition Date: 03/28/2023)	23,055	261,914
(Cost: $—, Acquisition Date: 03/05/2024)(d)	505	5,737
Masterworks 145, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xPxuxmxpxkxixnx, 1996
(Cost: $153,986, Acquisition Date: 03/28/2023)	7,744	153,512
(Cost: $—, Acquisition Date: 03/05/2024)(d)	161	3,192
Masterworks 146, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xSxexaxfxoxoxdx xSxtxoxcxkx, 1986
(Cost: $399,733, Acquisition Date: 03/28/2023)	20,045	419,606
(Cost: $—, Acquisition Date: 03/05/2024)(d)	361	7,557
Masterworks 147, xLxLxCx-xAxnxdxrxex,x xCxaxrxlx;x xMxaxgxnxexsxixuxmx-xLxexaxdx xPxlxaxixnx, 1969
(Cost: $469,724, Acquisition Date: 03/28/2023)	23,493	367,520
(Cost: $—, Acquisition Date: 03/05/2024)(d)	359	5,616

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
5

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 148, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xSxoxnxgx xTxrxoxpxixex, 1973
(Cost: $222,866, Acquisition Date: 03/28/2023)	11,753	$193,448
(Cost: $—, Acquisition Date: 03/05/2024)(d)	241	3,967
Masterworks 152, xLxLxCx-xWxaxrxhxoxlx xDxoxlxlxaxrx xSxixgxnx, 1982
(Cost: $178,763, Acquisition Date: 03/28/2023)	8,990	145,066
(Cost: $—, Acquisition Date: 03/05/2024)(d)	185	2,985
Masterworks 153, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xTxextxhxyxsx, 1981
(Cost: $330,126, Acquisition Date: 03/28/2023)	16,583	356,755
(Cost: $—, Acquisition Date: 03/05/2024)(d)	326	7,013
Masterworks 154, xLxLxCx-x xKxaxwxsx;x xCxhxuxmx x(xKxCxBx1x)x, 2012
(Cost: $419,730, Acquisition Date: 03/28/2023)	21,078	447,456
(Cost: $—, Acquisition Date: 03/05/2024)(d)	409	8,682
Masterworks 156, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx xNxox.x x1x0x, 1988
(Cost: $682,250, Acquisition Date: 03/28/2023)	45,604	545,086
Masterworks 157, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xRxoxdxrxixgxox xaxnxdx xHxixsx xMxixsxtxrxexsxsx, 2008
(Cost: $275,755, Acquisition Date: 03/28/2023)	13,820	297,867
(Cost: $—, Acquisition Date: 03/05/2024)(d)	232	5,000
Masterworks 158, xLxLxCx-xMxexhxrxextxux,x xJxuxlxixex;x xUxnxtxixtxlxexdx, 2012
(Cost: $173,212, Acquisition Date: 03/28/2023)	8,703	218,715
(Cost: $—, Acquisition Date: 03/05/2024)(d)	173	4,348
Masterworks 159, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx x(xOx.xKxex)x, 2004
(Cost: $408,857, Acquisition Date: 03/28/2023)	22,261	476,196
(Cost: $—, Acquisition Date: 03/05/2024)(d)	443	9,476
Masterworks 160, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x7x3x xCxmx,x x2x5x xOxcxtxoxbxrxe 1987
(Cost: $297,718, Acquisition Date: 03/28/2023)	15,899	283,454
(Cost: $—, Acquisition Date: 03/05/2024)(d)	297	5,295
Masterworks 162, xLxLxCx-xJxoxhxnxsxoxnx,x xRxaxsxhxixdx;x xUxnxtxixtxlxexdx x(xExsxcxaxpxex xCxoxlxlxaxgxex)x, 2019
(Cost: $275,517, Acquisition Date: 03/28/2023)	13,820	145,428

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 163, xLxLxCx-xKxaxtxzx,x x Axlxexxx;x xKxyxmx, 2004
(Cost: $169,190, Acquisition Date: 03/28/2023)	7,607	$179,480
(Cost: $—, Acquisition Date: 03/05/2024)(d)	150	3,539
Masterworks 164, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xDxkxkxnx)x, 2010
(Cost: $689,025, Acquisition Date: 03/28/2023)	34,549	339,447
Masterworks 165, xLxLxCx-xJxuxdxdx,x xDxoxnxaxlxdx;x xUxnxtxixtxlxexdx, 1988
(Cost: $292,420, Acquisition Date: 03/28/2023)	12,440	270,322
(Cost: $—, Acquisition Date: 03/05/2024)(d)	258	5,606
Masterworks 166, xLxLxCx-xKxaxwxsx;x xKxuxrxfxsx x(xLxaxuxgxhxixnxgx)x, 2008
(Cost: $516,838, Acquisition Date: 03/28/2023)	26,255	504,695
(Cost: $—, Acquisition Date: 03/05/2024)(d)	577	11,092
Masterworks 167, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xDxexlxoxsx, 1983
(Cost: $743,920, Acquisition Date: 05/26/2023)	37,196	689,737
(Cost: $—, Acquisition Date: 03/05/2024)(d)	466	8,641
Masterworks 168, xLxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x xUxnxtxixtxlxexdx, 2016
(Cost: $190,767, Acquisition Date: 03/28/2023)	9,574	193,331
(Cost: $—, Acquisition Date: 03/05/2024)(d)	179	3,615
Masterworks 169, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxoxrxnxixnxgx xBxixrxdx, 2022
(Cost: $234,203, Acquisition Date: 03/28/2023)	11,753	157,474
(Cost: $—, Acquisition Date: 03/05/2024)(d)	219	2,934
Masterworks 171, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxexmxoxrxyx xGxaxrxdxexnx, 2020
(Cost: $222,877, Acquisition Date: 03/28/2023)	11,180	121,180
(Cost: $—, Acquisition Date: 03/05/2024)(d)	204	2,211
Masterworks 172, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xKxaxpxuxtxtx xPxuxpx xKxixnxgx, 1999
(Cost: $385,056, Acquisition Date: 03/28/2023)	19,347	376,009
(Cost: $—, Acquisition Date: 03/05/2024)(d)	385	7,482
Masterworks 173, xLxLxCx-xYxixaxdxoxmx-xBxoxaxkxyxex,x xLxyxnxextxtxex;x xOxyxsxtxexrx, 2012
(Cost: $385,530, Acquisition Date: 03/28/2023)	19,347	266,486
(Cost: $—, Acquisition Date: 03/05/2024)(d)	361	4,972

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
6

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 174, xLxLxCx-xCxhxaxnxexlx xAxbxnxexyx,x xNxixnxax;x xAxnxyxtxixmxex,x xAxnxyxpxlxaxcxex, 2018
(Cost: $133,313, Acquisition Date: 03/28/2023)	6,026	$66,652
Masterworks 176, xLxLxCx-xKxaxwxsx;x xUxnxtxixtxlxexdx x(xKxuxrxfx)x, 2008
(Cost: $389,680, Acquisition Date: 05/26/2023)	19,484	414,312
(Cost: $—, Acquisition Date: 03/05/2024)(d)	242	5,146
Masterworks 177, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x xPxixnxkx xKxixmxoxnxox,x xIxsxaxaxcx xMxixzxrxaxhxix xSxexrxixexsx, 1994
(Cost: $355,567, Acquisition Date: 03/28/2023)	19,347	424,108
(Cost: $—, Acquisition Date: 03/05/2024)(d)	316	6,927
Masterworks 178, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xBxrxixdxex’xsx xDxoxoxrx, 1967
(Cost: $580,420, Acquisition Date: 05/26/2023)	29,021	623,092
(Cost: $—, Acquisition Date: 03/05/2024)(d)	360	7,729
Masterworks 179, xLxLxCx-xWxoxux-xKxix,x xZxaxox;x x1x7x.x0x2x.x7x1x-x1x2x.x0x5x.x7x6x, 1971
(Cost: $434,160, Acquisition Date: 03/28/2023)	23,493	363,392
(Cost: $—, Acquisition Date: 03/05/2024)(d)	438	6,775
Masterworks 180, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xIx xSxixnxgx xRxexdx xaxnxdx xBxlxuxex, 2020
(Cost: $223,055, Acquisition Date: 03/28/2023)	11,056	121,269
(Cost: $—, Acquisition Date: 03/05/2024)(d)	195	2,139
Masterworks 182, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1996
(Cost: $151,791, Acquisition Date: 03/28/2023)	7,607	171,130
(Cost: $—, Acquisition Date: 03/05/2024)(d)	130	2,925
Masterworks 186, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xLxaxnxdxsxcxaxpxex, 2017
(Cost: $663,340, Acquisition Date: 04/12/2023)	33,167	413,709
(Cost: $—, Acquisition Date: 03/05/2024)(d)	467	5,825
Masterworks 191, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xGxrxexexnx xaxnxdx xPxuxrxpxlxex xCxoxmxpxoxsxixtxixoxnx, 2010
(Cost: $1,050,280, Acquisition Date: 05/26/2023)	52,514	926,263
(Cost: $—, Acquisition Date: 03/05/2024)(d)	651	11,483

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 192, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xAxuxfx x(xDxexrx xSxtxrxaxsxsxex)x xSxcxhxrxexixbxexnx x(xWxrxixtxixnxgx x(xOxnx xTxhxex xSxtxrxexextx)x)x, 2000
(Cost: $414,580, Acquisition Date: 05/26/2023)	20,729	$414,377
(Cost: $—, Acquisition Date: 03/05/2024)(d)	257	5,137
Masterworks 193, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xNxoxcxhxex xVxexrxdxex, 2016
(Cost: $156,261, Acquisition Date: 03/28/2023)	7,831	167,172
(Cost: $—, Acquisition Date: 03/05/2024)(d)	134	2,861
Masterworks 196, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx,x xCx. 1956
(Cost: $883,460, Acquisition Date: 05/26/2023)	44,173	903,161
(Cost: $—, Acquisition Date: 03/05/2024)(d)	547	11,184
Masterworks 197, xLxLxCx-xHxoxcxkxnxexyx,x xDxaxvxixdx;x xSxuxnxfxlxoxwxexrx xaxnxdx xTxhxrxexex xOxrxaxnxgxexsx, 1996
(Cost: $1,050,540, Acquisition Date: 05/26/2023)	52,527	1,073,967
(Cost: $—, Acquisition Date: 03/05/2024)(d)	651	13,310
Masterworks 214, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xPxixlxoxtx, 1978
(Cost: $442,220, Acquisition Date: 05/26/2023)	22,111	432,902
(Cost: $—, Acquisition Date: 03/05/2024)(d)	274	5,365
Masterworks 215, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xMxaxpxpxax, 1983
(Cost: $663,340, Acquisition Date: 05/26/2023)	33,167	609,414
(Cost: $—, Acquisition Date: 03/05/2024)(d)	411	7,552
Masterworks 217, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xCxoxnxsxtxrxuxcxtxexdx xFxaxcxex, 2013
(Cost: $497,500, Acquisition Date: 05/26/2023)	24,875	426,566
(Cost: $—, Acquisition Date: 03/05/2024)(d)	308	5,282
Masterworks 218, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xGxrxexexnxsxlxexexvxexsx, 1983
(Cost: $635,700, Acquisition Date: 05/26/2023)	31,785	633,764
(Cost: $—, Acquisition Date: 03/05/2024)(d)	394	7,856
Masterworks 219, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1984
(Cost: $1,053,020, Acquisition Date: 05/30/2023)	52,651	671,527
Masterworks 228, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xUxnxdxexrx xtxhxex xHxaxzxyx xSxkxyx, 2012
(Cost: $2,515,140, Acquisition Date: 05/30/2023)	125,757	2,941,456
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,516	35,459

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
7

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 230, xLxLxCx-xKxaxwxsx;x x Cxhxuxmx x(xKxCxBx8x)x, 2012
(Cost: $428,520, Acquisition Date: 05/26/2023)	21,426	$454,838
(Cost: $—, Acquisition Date: 03/05/2024)(d)	266	5,647
Masterworks 236, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xExaxsxtxexrx xSxuxnxdxaxyx, 2011
(Cost: $704,680, Acquisition Date: 05/26/2023)	35,234	775,765
(Cost: $—, Acquisition Date: 03/05/2024)(d)	378	8,323
Masterworks 239, xLxLxCx-xBxrxoxwxnx,x xCxexcxixlxyx;x xTxhxex xNxyxmxpxhxsx xHxaxvxex xDxexpxaxrxtxexdx, 2014
(Cost: $1,156,600, Acquisition Date: 05/26/2023)	57,830	903,391
(Cost: $—, Acquisition Date: 03/05/2024)(d)	622	9,717
Masterworks 241, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xTxrxexexsx, 2019
(Cost: $481,820, Acquisition Date: 05/26/2023)	24,091	365,634
(Cost: $—, Acquisition Date: 03/05/2024)(d)	298	4,523
Masterworks 245, xLxLxCx-xAxyx xTxjxoxex,x xCxhxrxixsxtxixnxex;x xLxaxyxexrx xaxsx xax xHxixdxixnxgx xPxlxaxcxex, 2013
(Cost: $402,320, Acquisition Date: 05/26/2023)	20,116	403,380
(Cost: $—, Acquisition Date: 03/05/2024)(d)	177	3,549
Masterworks 254, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex,x xIxnxsxixdxex xtxhxex xWxexsxtx xWxixnxgx, 1957
(Cost: $693,480, Acquisition Date: 01/12/2024)	34,674	613,865
Masterworks 258, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xUxnxtxixtxlxexdx
(Cost: $416,080, Acquisition Date: 10/30/2023)	20,804	320,030
Masterworks 261, xLxLxCx-xWxoxnxgx,x xMxaxtxtxhxexwx;x xUxnxtxixtxlxexdx, 2017
(Cost: $762,940, Acquisition Date: 05/26/2023)	38,147	788,663
(Cost: $—, Acquisition Date: 03/05/2024)(d)	334	6,905
Masterworks 262, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx, 1983
(Cost: $2,000,000, Acquisition Date: 10/30/2023)	100,000	2,212,740
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,956	43,281
Masterworks 268, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox; xWxoxuxnxdxexdx
(Cost: $1,664,340, Acquisition Date: 10/30/2023)	83,217	1,597,533
(Cost: $—, Acquisition Date: 03/05/2024)(d)	345	6,623

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 273, xLxLxCx-xCxoxnxdxox, xGxexoxrxgxex; xHxuxmxaxn xRxaxgxe
(Cost: $527,040, Acquisition Date: 10/30/2023)	26,352	$597,766
(Cost: $—, Acquisition Date: 03/05/2024)(d)	65	1,474
Masterworks 274, xLxLxCx-xCxoxnxdxox, xGxexoxrxgxex;x xPxoxlxixtxixcxaxlx xCxaxrxtxoxoxnx xAxbxsxtxrxaxcxtxixoxnx
(Cost: $499,300, Acquisition Date: 03/05/2024)	24,965	497,897
Masterworks 275, xLxLxCx-xKxuxsxaxmxax, xYxaxyxoxix;x xIxnxfxixnxixtxyx-xSxixlxvxexrx-xNxextxsx x (xTxwxhxexrxox)x
(Cost: $751,700, Acquisition Date: 10/30/2023)	37,585	430,814
Masterworks 278, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx,x xMxaxqxuxaxnx, 2015
(Cost: $596,520, Acquisition Date: 01/03/2024)	29,826	589,711
Masterworks 279, xLxLxCx-xKxuxsxaxmxax, xYxaxyxoxix; xNxextxsx xOxbxsxexsxsxixoxnx x (xTxoxwxex)x
(Cost: $554,780, Acquisition Date: 10/30/2023)	27,739	270,799
(Cost: $—, Acquisition Date: 03/05/2024)(d)	69	674
Masterworks 282, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x x xPxoxlxlxox xFxrxixtxox, 1982
(Cost: $2,400,000, Acquisition Date: 03/26/2024)	120,000	2,401,272
Masterworks 286, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xSxexax xMxoxnxsxtxexrx
(Cost: $1,188,520, Acquisition Date: 03/05/2024)	59,426	1,070,815
Masterworks 300, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx, xHxexlxexnx;x xOxvxexrx axnxdx xAxbxoxvxex
(Cost: $389,840, Acquisition Date: 10/30/2023)	19,492	767,264
(Cost: $—, Acquisition Date: 03/05/2024)(d)	49	1,929
Masterworks 304, xLxLxCx-xSxcxhxaxrxfx, xKxexnxnxyx; xExvxoxlxuxtxixoxnx xRxexvxoxlxuxtxixoxnx xIxvx
(Cost: $165,020, Acquisition Date: 03/05/2024)	8,251	163,415
Masterworks 309, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xUxnxtxixtxlxexdx x (xPxaxixnxtxixnxgx xDxrxaxwxixnxgx x6x)x
(Cost: $165,520, Acquisition Date: 03/05/2024)	8,276	163,938
Masterworks 311, xLxLxCx-xRxuxsxcxhxax, xExdxwxaxrxdx; xMxaxnxuxaxlx xMxoxbxixlxixtxyx
(Cost: $864,100, Acquisition Date: 03/05/2024)	43,205	943,939
Masterworks 312, xLxLxCx-xRxyxmxaxnx, xRxoxbxexrxtx;x x xFxixlxex
(Cost: $433,320, Acquisition Date: 03/05/2024)	21,666	546,321

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
8

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 318, xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx; xHxaxixrxcxuxtx x (xBxexnx x&x xSxpxexnxcxexrx)x
(Cost: $125,200, Acquisition Date: 03/05/2024)	6,260	$144,575
Masterworks 325, xLxLxCx-xCxoxnxdxox, xGxexoxrxgxex;x xExcxsxtxaxtxixcx xFxixgxuxrxexsx
(Cost: $859,900, Acquisition Date: 03/05/2024)	42,995	861,697
Masterworks 326, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x2x8x xXx x1x8x1x xCxmx, 2009
(Cost: $416,080, Acquisition Date: 03/05/2024)	20,804	312,372
Masterworks 329, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx
(Cost: $132,200, Acquisition Date: 03/05/2024)	6,610	130,914
Masterworks 334, xLxLxCx-xSxexox-xbxox, xPxaxrxkx;x Ecriture No. 2-80-81
(Cost: $252,400, Acquisition Date: 03/05/2024)	12,620	249,901
Masterworks 338, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx
(Cost: $117,840, Acquisition Date: 03/05/2024)	5,892	116,694
Masterworks 341, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x x xUxnxtxixtxlxexdx, 1990
(Cost: $1,109,560, Acquisition Date: 04/09/2024)	55,478	1,218,896
Masterworks 348, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x xRxaxixnxcxoxaxtx xTxrxixpxtxyxcxhx
(Cost: $450,820, Acquisition Date: 03/05/2024)	22,541	490,005
Masterworks 355, xLxLxCx-xHxexlxexnx xFxrxaxnxkxexnxtxhxaxlxexrx,x xDxexgxaxsx xAxtx x4x5x, 1974
(Cost: $487,560, Acquisition Date: 10/29/2024)	24,378	487,560
Masterworks 371, xLxLxCx-xSxexox-xbxox,x xPxaxrxkx;x Ecriture No. 2-75
(Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	249,860
Masterworks 380, xLxLxCx-xSxixnxgxexrx,x xAxvxexrxyx;x xUxnxtxixtxlxexdx x (Saturday Night)
(Cost: $297,520, Acquisition Date: 03/05/2024)	14,876	312,460
Masterworks 386, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x (x5x5x7x-x3x)x, 1984
(Cost: $638,000, Acquisition Date: 04/30/2024)	31,900	635,416
Masterworks 387, xLxLxCx-xFxoxrxgx, xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx
(Cost: $194,180, Acquisition Date: 03/05/2024)	9,709	198,778
Masterworks 388, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx; xWxixtxhx xSxtxuxpxixdx
(Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	224,919
Masterworks 389, xLxLxCx-x xUxnxtxixtxlxexdx
(Cost: $152,680, Acquisition Date: 04/02/2024)	7,634	165,474

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)
Masterworks 390, xLxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x xUxnxtxixtxlxexdx
(Cost: $256,640, Acquisition Date: 03/05/2024)	12,832	$254,797
Masterworks 391, xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x xPxixoxtxrx xUxkxlxaxnxsxkxix
(Cost: $180,420, Acquisition Date: 03/05/2024)	9,021	149,283
Masterworks 393, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx, xHxexlxexnx;x xSxexaxsxpxaxcxex
(Cost: $513,300, Acquisition Date: 03/05/2024)	25,665	518,651
Masterworks 395, xLxLxCx-xFxoxrxgx, xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx
(Cost: $152,680, Acquisition Date: 03/05/2024)	7,634	165,474
Masterworks 396, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x8x1x xXx x8x1x xCxmx, 2006
(Cost: $305,120, Acquisition Date: 04/02/2024)	15,256	212,409
Masterworks 398, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xCxlxoxsxex xBxyx
(Cost: $721,220, Acquisition Date: 03/05/2024)	36,061	660,125
Masterworks 399, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx;x xTxhxex xDxexaxdx xLxixnxex
(Cost: $132,600, Acquisition Date: 03/05/2024)	6,630	131,640
Masterworks 400, xLxLxCx-xRxixcxhxtxexrx, xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x [x8x1x9x-x2x]x
(Cost: $669,980, Acquisition Date: 03/05/2024)	33,499	600,882
Masterworks 402, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xUxnxtxixtxlxexdx
(Cost: $214,060, Acquisition Date: 03/05/2024)	10,703	211,978
Masterworks 406, xLxLxCx-x xCxoxdxax
(Cost: $343,120, Acquisition Date: 04/02/2024)	17,156	249,536
Masterworks 407, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x x xWxoxoxdx xSxhxexlxfx xWxixtxhx xBxaxlxlx, 2019
(Cost: $638,000, Acquisition Date: 03/26/2024)	31,900	707,373
Masterworks 410, xLxLxCx-xYxex,x xLxixux;x xTxhxex xExnxdx xOxfx xBxaxrxoxqxuxex
(Cost: $796,940, Acquisition Date: 04/02/2024)	39,847	676,785
Masterworks 414, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x x xVxaxlxuxex x8x7x, 2009
(Cost: $384,840, Acquisition Date: 04/30/2024)	19,242	374,844
Masterworks 416, xLxLxCx-xGxhxexnxixex, xAxdxrxixaxnx;x xTxhxex xLxixdxlxexsxsx xExyxex
(Cost: $235,900, Acquisition Date: 03/05/2024)	11,795	233,606
Masterworks 417, xLxLxCx-xNxaxrxax, xYxoxsxhxixtxoxmxox;x xDxoxgx xIxnx xTxhxex xNxixgxhxtx
(Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	247,232

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
9

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.0% (continued)

Masterworks 418, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xIxlx xVxexnxtxixcxixnxqxuxexsxixmxox xGxixoxrxnxox xDxexlx xTxexrxzxox xMxexsxex xDxexlxlxaxnxnxox xMxixlxlxexnxoxvxexcxexnxtxoxoxtxtxaxnx

(Cost: $152,680, Acquisition Date: 03/26/2024)	7,634	$137,273
Masterworks 419, xLxLxCx-xHxexnxdxrxixcxkxsx,x xBxaxrxkxlxexyx xLx.x;x x xTxrxixpxlxex xPxoxrxtxrxaxixtx:x xWxoxrxlxdx xCxoxnxqxuxexrxoxrx, 2011
(Cost: $585,020, Acquisition Date: 04/30/2024)	29,251	580,653
Masterworks 426, xLxLxCx-x xWxoxoxdx,x xJxoxnxaxsx;x xWxhxixtxex xOxrxcxhxixdx xwxixtxhx xBxlxuxex xLxexaxvxexsx, 2020
(Cost: $180,420, Acquisition Date: 05/28/2024)	9,021	179,278
Masterworks 428, xLxLxCx-xKxuxsxuxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xFxKxQxSx)x, 2016
(Cost: $430,080, Acquisition Date: 06/11/2024)	21,504	427,603
Masterworks 434, xLxLxCx-xAxlxixcxex xNxexexlx,x xDxaxvxixdx xMxcxkxexex xAxnxdx xHxixsx xFxixrxsxtx xWxixfxex xJxaxnxex, 1968
(Cost: $402,340, Acquisition Date: 08/28/2024)	20,117	402,340
Masterworks 446, xLxLxCx-xJxexaxnx-xMxixcxhxexlx xBxaxsxqxuxixaxtx,x xUxnxtxixtxlxexdx x(xCxaxvxex xPxaxixnxtxixnxgx)x, 1982
(Cost: $1,386,940, Acquisition Date: 10/29/2024)	69,347	1,386,940
Total Class A Equity Shares (Cost $101,794,980)		$101,832,681
Short-Term Investments - 4.1%
Money Market Funds - 4.1%
First American Government Obligations Fund - Class Z - 4.79% (e)	2,156,698	2,156,698
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 4.78% (e)	2,156,698	2,156,698
Total Short-Term Investments (Cost $4,313,396)		4,313,396
TOTAL INVESTMENTS (Cost $106,108,376) - 100.1%		$106,146,077
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(128,785)
TOTAL NET ASSETS- 100.0%		$106,017,292

Percentages are stated as a percent of net assets.
(a)
Security is fair valued by the Adviser Valuation Committee pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $101,832,681, which represented 96.0% of net assets.

(b)	Non-Income producing security.
(c)	Security is illiquid.
(d)
Security is restricted as to resale. Although security is restricted to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures apporved by the Board of Trustees. The aggregate value of these securities at October 31, 2024, was $6,143,721, which represented 5.8% of net assets.

(e)	Rate shown is the 7-day effective yield.
 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
10

Consolidated Schedule of Investments	as of October 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

Prepaid Forward Contract (a)

Artwork Contract	Counterparty	Contract Date	Cost	Fair Value
Sxtxixlxlx, Cxlxyxfxfxoxrxdx; PxHx-x6x9x (xbx)	Masterworks, LLC	8/30/2023	7,161,384	$9,970,753
Cxoxnxdxox, Gxexoxrxgxex; Axuxtxuxmxn ixnx Sxoxhxo (xcx)	Masterworks, LLC	3/13/2024	1,846,250	2,992,375
Mxixtxcxhxexlxlx, Jxoxaxnx; Bxlxuxexbxexrxrxy (xcx)	Masterworks, LLC	6/6/2024	6,235,246	7,974,096
				$20,937,224

(a)	Contract is fair valued by the Adviser and has significant unobservable inputs.
(b)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2026 or May 2027, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(c)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2027 or May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.
11

Notes to Consolidated Financial Statements	as of October 31, 2024 (Unaudited)

1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Stone Ridge Art Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services - Investment Companies.
2. Investment Valuation and Fair Value Measurement
The Board of Trustees (the “Board”) of Stone Ridge Trust VIII has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) to serve as valuation designee in accordance with Rule 2a-5 of the Investment Company Act of 1940, as amended and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
The Fund generally expects that the painting, sculptures or other artistic objects (“Artwork”) it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork, the special purpose vehicles that own Artwork or partial interests in Artwork (each, an “Artwork Company,”) and the prepaid forward contracts on Artwork held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:
•
Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.
•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.
•
Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks or Masterworks Administrative Services, LLC (“Masterworks AS” or “Artwork Administrator”).

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.
Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
12

Notes to Consolidated Financial Statements	as of October 31, 2024 (Unaudited)

The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Advisor will generally determine the value of the prepaid forward contract by using the value of the underlying single work of art adjusted for any fees owed to the counterparty as part of the contract. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
The table below summarizes assets and liabilities measured at fair value on a recurring basis. Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$ —	$101,832,681	$101,832,681
Money Market Funds	4,313,396	—	—	4,313,396
Total Investments	$ 4,313,396	$—	$101,832,681	$106,146,077
Other Financial Instruments
Prepaid Forward Contracts	$—	$—	$20,937,224	$20,937,224
Total	$—	$—	$20,937,224	$20,937,224

13

Notes to Consolidated Financial Statements	as of October 31, 2024 (Unaudited)

Below is a reconciliation that details the activity of securities classified in Level 3 during the period ended October 31, 2024:

	Class A Equity Shares	Prepaid Forward Contracts
Beginning Balance—August 1, 2024	$ 101,277,181	$ 20,841,046
Acquisitions	2,276,840	90,856
Dispositions	—	—
Realized gains (losses)	—	—
Return of capital	—	—
Change in unrealized appreciation/(depreciation)	(1,721,340)	5,322
Transfers in/(out) Level 3	—	—
Ending Balance—October 31, 2024	$ 101,832,681	$ 20,937,224

As of October 31, 2024, the change in unrealized appreciation (depreciation) on positions still held by the Fund was $(1,721,340) for Class A Equity Shares and $5,322 for Prepaid Forward Contracts.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2024:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/24	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$ 98,948,960	Sales Comparison Approach	N/A	N/A	N/A
Class A Equity Shares	Art	$2,883,721	Recent Transaction	N/A	N/A	N/A
Prepaid Forward Contracts	Art	$ 20,937,224	Sales Comparison Approach	N/A	N/A	N/A

The Artwork underlying each Artwork Company or prepaid forward contract is valued using the Sales Comparison Approach, which is an appraisal method carried out by an independent third-party appraiser that compares the Artwork to a set of comparable artworks. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Fund. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.
To fair value the prepaid forward, any fees owed to the contract counterparty are subtracted from the fair value of the underlying Artwork.
14